Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entity Disclosures [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents amounts included in our Consolidated Balance Sheet that are for the use or obligation of WPZ and/or its subsidiaries, and which comprise a significant portion of our consolidated assets and liabilities:

	December 31,
	2017	2016	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$881	$145	Cash and cash equivalents
Trade accounts and other receivables – net	972	925	Trade accounts and other receivables
Inventories	113	138	Inventories
Other current assets	176	205	Other current assets and deferred charges
Investments	6,552	6,701	Investments
Property, plant, and equipment – net	27,912	28,021	Property, plant, and equipment – net
Intangible assets – net	8,790	9,662	Intangible assets – net of accumulated amortization
Regulatory assets, deferred charges, and other noncurrent assets	507	467	Regulatory assets, deferred charges, and other
Accounts payable	(957)	(589)	Accounts payable
Accrued liabilities including current asset retirement obligations	(857)	(1,122)	Accrued liabilities
Commercial paper	—	(93)	Commercial paper
Long-term debt due within one year	(501)	(785)	Long-term debt due within one year
Long-term debt	(15,996)	(17,685)	Long-term debt
Deferred income tax liabilities	(16)	(20)	Deferred income tax liabilities
Noncurrent asset retirement obligations	(944)	(798)	Regulatory liabilities, deferred income, and other
Long-term deferred income	(1,119)	(1,048)	Regulatory liabilities, deferred income, and other
Regulatory liabilities and other	(1,690)	(812)	Regulatory liabilities, deferred income, and other